Schedule of Investments (unaudited) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Auto Components — 0.7%
Aptiv PLC, Series A, 5.50%(a)	932,454	$143,877,652

Automobiles — 0.7%
Ford Motor Co.
6.00%	2,768,095	74,821,608
6.20%	2,595,044	70,455,444

		145,277,052

Banks — 26.2%
Associated Banc-Corp.
Series E, 5.88%	326,425	9,045,237
Series F, 5.63%	331,604	9,480,558
Atlantic Union Bankshares Corp., Series A, 6.88%	563,489	15,608,645
BancorpSouth Bank, Series A, 5.50%	563,489	14,977,538
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(b)	694,140	15,583,443
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(b)	488,234	12,406,026
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)	979,323	24,473,282
Series CC, 6.20%	2,554,775	63,843,827
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(b)	736,905	18,636,327
Series EE, 6.00%	2,090,314	52,968,557
Series GG, 6.00%(c)	3,135,394	87,132,599
Series HH, 5.88%	1,983,452	54,644,103
Series K, 6.45%(b)	2,601,613	70,139,486
Series KK, 5.38%(c)	3,245,741	88,641,187
Series L, 7.25%	178,892	271,661,813
Series LL, 5.00%	3,042,539	83,000,464
Series NN, 4.38%	2,554,651	67,825,984
BOK Financial Corp., 5.38%	310,545	7,897,159
CIT Group Inc., Series B, 5.63%(c)	651,985	17,447,119
Citigroup Inc.
Series J, 7.13%(b)(c)	3,081,180	87,628,759
Series K, 6.88%(b)	4,848,819	139,209,593
Series S, 6.30%(c)	3,356,879	85,801,827
Citizens Financial Group Inc.
Series D, 6.35%(b)	973,018	28,061,839
Series E, 5.00%	1,459,542	39,013,558
Cullen/Frost Bankers Inc., Series B, 4.45%	498,641	12,889,870
Dime Community Bancshares Inc., Series A, 5.50%	438,400	11,240,576
Fifth Third Bancorp.
Series A, 6.00%	652,869	17,627,463
Series I, 6.63%(b)	1,459,541	42,501,834
Series K, 4.95%	816,081	22,621,765
First Citizens BancShares Inc./NC, Series A, 5.38%	1,118,970	30,256,949
First Horizon Corp. 6.50%	489,657	13,808,327
Series A, 6.20%	329,079	8,750,211
Series D, 6.10%(b)	324,350	8,747,719
First Midwest Bancorp. Inc./IL
Series A, 7.00%	349,232	9,883,266
Series C, 7.00%	395,727	11,301,963
First Republic Bank/CA
Series G, 5.50%	489,656	12,407,883
Series H, 5.13%	645,313	17,410,545
Series I, 5.50%	973,017	26,933,111
Series J, 4.70%	1,281,145	33,937,531
Series K, 4.13%	1,621,717	42,878,197
FNB Corp./PA, 7.25%(b)	367,306	10,431,490
Fulton Financial Corp., Series A, 5.13%	648,699	16,905,096

Security	Shares	Value

Banks (continued)
GMAC Capital Trust I, Series 2, 6.01% (3 mo. LIBOR US + 5.785%)(b)	9,228,064	$249,619,131
Hancock Whitney Corp.
5.95%	310,545	7,850,578
6.25%	357,212	9,551,849
Heartland Financial USA Inc., Series E, 7.00% (5 year CMT + 6.675%)(b)	375,505	10,439,039
HSBC Holdings PLC, Series A, 6.20%	5,017,144	126,080,829
Huntington Bancshares Inc./OH
Series C, 5.88%	330,645	8,752,173
Series D, 6.25%	1,946,066	49,468,998
JPMorgan Chase & Co.
Series AA, 6.10%	4,621,848	119,012,586
Series BB, 6.15%(c)	3,729,848	96,677,660
Series DD, 5.75%	5,501,546	154,593,443
Series EE, 6.00%	6,000,264	170,887,519
Series GG, 4.75%	2,919,006	80,885,656
KeyCorp
Series E, 6.13%(b)	1,621,716	47,467,627
Series F, 5.65%	1,378,415	38,292,369
Series G, 5.63%	1,459,541	40,706,598
People’s United Financial Inc., Series A, 5.63%(b)	816,081	22,850,268
Pinnacle Financial Partners Inc., Series B, 6.75%	734,475	20,337,613
PNC Financial Services Group Inc. (The), Series P, 6.13%(b)	4,865,072	130,286,628
Popular Capital Trust I, 6.70%	385,636	9,787,442
Popular Capital Trust II, 6.13%(c)	269,176	6,777,852
Regions Financial Corp.
Series A, 6.38%	1,621,717	42,440,334
Series B, 6.38%(b)	1,621,717	45,602,682
Series C, 5.70%(b)	1,621,717	46,705,450
Signature Bank/New York NY, Series a, 5.00%	2,263,503	58,058,852
Sterling Bancorp./DE, Series A, 6.50%	440,576	11,631,206
SVB Financial Group, Series A, 5.25%	1,135,192	30,513,961
Synovus Financial Corp.
Series D, 6.30%(b)	652,869	17,379,373
Series E, 5.88%(b)	1,135,192	30,445,849
TCF Financial Corp., Series C, 5.70%(c)	571,263	15,149,895
Texas Capital Bancshares Inc. 6.50%	229,821	5,828,261
Series A, 6.50%	489,657	12,505,840
Truist Financial Corp.
Series F, 5.20%(d)	1,621,717	41,597,041
Series G, 5.20%(d)	1,621,717	41,191,612
Series H, 5.62%(d)	1,508,193	39,197,936
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(b)	563,489	14,532,381
Series O, 5.25%(c)	1,864,940	51,882,631
Series R, 4.75%(c)	3,000,132	83,013,652
U.S. Bancorp.
Series A, 3.50% (3 mo. LIBOR US + 1.020%)(b)	46,637	45,050,876
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(b)	3,243,355	80,337,903
Series F, 6.50%(b)	3,567,705	95,115,015
Series H, 5.15%	1,621,716	40,575,334
Series K, 5.50%	1,864,939	53,132,112
Series L, 3.75%	1,621,717	40,915,920
United Community Banks Inc./GA, Series I, 6.88%	298,643	8,260,465
Valley National Bancorp.
Series A, 6.25%(b)	381,215	10,815,070
Series B, 5.50%(b)	327,124	8,570,649
Webster Financial Corp., Series F, 5.25%	489,656	13,171,746

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Wells Fargo & Co.
5.20%	1,601,156	$41,918,264
Series AA, 4.70%	2,497,897	65,894,523
Series L, 7.50%	211,802	321,494,256
Series O, 5.13%	1,387,649	36,023,368
Series P, 5.25%	1,334,273	34,797,840
Series Q, 5.85%(b)	3,682,700	98,880,495
Series R, 6.63%(b)(c)	1,793,296	52,597,372
Series W, 5.70%	2,134,921	54,653,978
Series X, 5.50%	2,455,149	64,423,110
Series Y, 5.63%	1,473,036	39,388,983
Series Z, 4.75%	4,296,477	113,512,922
WesBanco Inc., Series A, 6.75%(b)	489,657	13,734,879
Western Alliance Bancorp, 6.25%	362,356	9,247,325
Wintrust Financial Corp.
Series D, 6.50%(b)	414,002	11,608,616
Series E, 6.88% (5 year CMT + 6.507%)(b)	932,454	26,565,614
Zions Bancorp N.A.
Series G, 6.30%(b)	452,103	12,206,781
Series H, 5.75%(c)	417,579	10,982,328

		5,107,541,284

Capital Markets — 8.6%
Affiliated Managers Group Inc.
4.75%	951,558	25,092,584
5.88%	1,038,030	28,805,333
Apollo Global Management Inc.
Series A, 6.38%	898,190	24,269,094
Series B, 6.38%	973,018	26,543,931
Ares Management Corp., Series A, 7.00%	1,005,415	26,140,790
B. Riley Financial Inc.
6.38%	427,480	10,900,740
6.50%	439,530	11,339,874
6.75%	360,968	9,316,584
6.88%	234,191	5,885,220
7.25%	399,923	10,186,039
7.38%(c)	263,722	6,709,088
7.50%	364,351	9,280,020
Bank of New York Mellon Corp. (The), 5.20%	1,480	37,030
Brightsphere Investment Group Inc., 0.00%	258,841	6,522,793
Brookfield Finance I UK PLC, 4.50%	793,520	20,512,492
Brookfield Finance Inc., Series 50, 4.63%	1,383,993	35,817,739
Capitala Finance Corp., 5.75%(a)	138,267	3,399,986
Charles Schwab Corp. (The)
Series C, 6.00%	1,946,066	49,488,458
Series D, 5.95%	2,432,559	63,343,836
Cowen Inc.
7.35%(c)	285,739	7,203,480
7.75%	207,030	5,579,459
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(b)(c)	2,432,481	59,790,383
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(b)	652,869	16,432,713
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(b)	4,378,470	110,512,583
Series J, 5.50%(b)(c)	3,243,355	88,640,892
Series K, 6.38%(b)	2,270,384	66,340,620
Series N, 6.30%	2,189,258	58,059,122
KKR & Co. Inc.
Series A, 6.75%	1,118,970	29,898,878
Series B, 6.50%	506,171	13,671,679
Series C, 6.00%(a)	1,863,941	112,358,363

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(b)	3,567,705	$89,014,240
Series E, 7.13%(b)	2,797,394	82,271,358
Series F, 6.88%(b)	2,756,831	78,569,683
Series I, 6.38%(b)	3,243,355	93,084,288
Series K, 5.85%(b)	3,243,355	93,570,792
Series L, 4.88%	1,621,717	43,186,324
Northern Trust Corp., Series E, 4.70%	1,297,367	36,040,855
Oaktree Capital Group LLC
Series A, 6.63%(c)	587,777	16,193,256
Series B, 6.55%(c)	767,524	21,306,466
Prospect Capital Corp., 6.25%	484,092	12,189,437
State Street Corp.
Series D, 5.90%(b)	2,432,559	68,914,396
Series G, 5.35%(b)	1,621,716	46,964,895
Stifel Financial Corp.
5.20%	465,872	12,229,140
Series A, 6.25%	489,656	12,721,263
Series B, 6.25%	522,685	14,541,097
Series C, 6.13%	734,475	20,638,748

		1,683,516,041

Chemicals — 0.4%
EI du Pont de Nemours & Co., Series B, 4.50%	136,348	15,782,281
International Flavors & Fragrances Inc., 6.00%(a)	1,427,268	58,289,625

		74,071,906

Commercial Services & Supplies — 0.6%
GFL Environmental Inc., 6.00%(a)	1,340,796	94,472,486
Pitney Bowes Inc., 6.70%	876,567	18,846,191

		113,318,677

Consumer Finance — 2.3%
Capital One Financial Corp.
Series G, 5.20%	1,946,066	51,609,670
Series H, 6.00%	1,621,716	42,878,171
Series I, 5.00%	4,865,072	129,362,265
Series J, 4.80%	4,054,199	105,409,174
Series K, 4.63%	408,031	10,531,280
Navient Corp., 6.00%	1,034,668	26,021,900
SLM Corp., Series B, 1.92% (3 mo. LIBOR US + 1.700%)(b)	325,985	17,277,205
Synchrony Financial, Series A, 5.63%	2,432,559	64,949,325

		448,038,990

Diversified Financial Services — 1.9%
Allied Capital Corp., 6.88%	793,676	21,341,948
Citigroup Capital XIII, 6.58% (3 mo. LIBOR US + 6.370%)(b)	7,771,419	221,485,441
Compass Diversified Holdings
Series A, 7.25%	327,124	8,232,206
Series B, 7.88%(b)	327,124	8,312,221
Series C, 7.88%	381,763	9,773,133
Equitable Holdings Inc., Series A, 5.25%	2,594,657	69,121,662
Voya Financial Inc., Series B, 5.35%(b)	973,018	27,555,870

		365,822,481

Diversified Telecommunication Services — 3.1%
AT&T Inc.
5.35%	4,576,002	126,389,175
5.63%	2,854,567	80,327,515
Series A, 5.00%	3,892,024	105,629,531
Series C, 4.75%	5,675,915	151,887,485

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Qwest Corp.
6.50%	2,025,923	$51,519,222
6.75%	1,367,881	35,236,615
7.00%	487,067	12,356,890
Telephone & Data Systems Inc.
5.88%	403,802	10,050,632
6.63%	240,698	6,246,113
6.88%	465,871	11,833,123
7.00%	621,198	15,703,886

		607,180,187

Electric Utilities — 12.3%
Alabama Power Co., Series A, 5.00%	816,081	22,809,464
Algonquin Power & Utilities Corp.
6.88%(b)	994,755	28,052,091
Series 19-A, 6.20%(b)	1,211,050	34,078,947
American Electric Power Co. Inc.
6.13%(a)	1,392,701	69,774,320
6.13%(a)	1,464,951	72,939,910
CMS Energy Corp.
5.63%	692,066	19,716,960
5.88%	2,179,838	60,839,279
5.88%	968,819	27,514,460
Dominion Energy Inc., Series A, 5.25%	2,768,095	72,468,727
DTE Energy Co.
Series B, 5.38%	1,038,061	26,844,257
Series E, 5.25%	1,383,993	37,644,610
Series F, 6.00%	968,819	25,974,037
Series G, 4.38%	795,876	21,600,075
Duke Energy Corp.
5.13%(c)	1,730,065	46,469,546
5.63%	1,730,065	49,773,970
Series A, 5.75%	3,243,356	92,468,080
Entergy Arkansas LLC, 4.88%	1,418,669	37,353,555
Entergy Louisiana LLC, 4.88%	934,252	25,112,694
Entergy Mississippi LLC, 4.90%(c)	899,685	24,219,520
Georgia Power Co., Series 2017, 5.00%	934,252	26,672,895
Interstate Power & Light Co., Series D, 5.10%	652,869	17,268,385
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	865,009	25,327,463
NextEra Energy Capital Holdings Inc.
Series K, 5.25%	1,972,251	51,870,201
Series N, 5.65%	2,378,826	67,582,447
NextEra Energy Inc.
4.87%(a)	2,595,044	153,626,605
5.28%(a)	4,325,109	219,888,542
6.22%(a)	3,447,446	177,095,301
Pacific Gas & Electric Co., Series A, 6.00%	348,121	10,965,811
PG&E Corp., 5.50%(a)	1,383,993	170,009,700
PPL Capital Funding Inc., Series B, 5.90%	1,557,045	41,323,974
SCE Trust II, 5.10%	761,200	19,250,748
SCE Trust III, Series H, 5.75%(b)	951,589	23,313,930
SCE Trust IV, Series J, 5.38%(b)	1,124,532	27,236,165
SCE Trust V, Series K, 5.45%(b)(c)	1,038,061	26,574,362
SCE Trust VI, 5.00%	1,643,594	39,676,359
Sempra Energy, 5.75%	2,621,012	74,515,371
Southern Co. (The)
5.25%	2,768,095	74,351,032
5.25%	1,557,045	42,522,899
Series 2019, 6.75%(a)	2,984,313	154,885,845
Series 2020, 4.95%	3,460,131	94,807,589

Security	Shares	Value

Electric Utilities (continued)
Series C, 4.20%	2,595,044	$69,858,584

		2,404,278,710

Electronic Equipment, Instruments & Components — 0.3%
II-VI Inc., Series A, 6.00%(a)	186,485	59,788,956

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	547,572	14,499,707
Nabors Industries Ltd., Series A, 6.00%(a)	368,240	3,343,619

		17,843,326

Equity Real Estate Investment Trusts (REITs) — 8.0%
American Finance Trust Inc., Series A, 7.50%(d)	630,075	16,123,619
American Homes 4 Rent
Series D, 6.50%(d)	877,789	22,243,173
Series E, 6.35%(d)	750,990	19,090,166
Series F, 5.88%(d)	506,171	13,059,212
Series G, 5.88%(d)	381,210	9,900,024
Series H, 6.25%(d)	381,210	10,170,683
Armada Hoffler Properties Inc., Series A, 6.75%(d)	488,067	12,719,026
Boston Properties Inc., Series B, 5.25%(d)	652,869	16,941,951
Braemar Hotels & Resorts Inc., Series b, 5.50%	410,267	6,665,690
Brookfield DTLA Fund Office Trust Investor Inc., Series A, 7.62%(d)	794,110	11,419,302
Brookfield Property REIT Inc., Series A, 6.37%(c)(d)	816,081	18,663,773
Cedar Realty Trust Inc., Series C, 6.50%(d)	414,618	8,872,825
City Office REIT Inc., Series A, 6.63%	368,780	10,045,567
Colony Capital Inc.
Series H, 7.12%(d)	938,994	22,310,497
Series I, 7.15%(d)	1,118,961	26,407,480
Series J, 7.12%(d)	1,028,354	24,402,840
CorEnergy Infrastructure Trust Inc., Series A, 7.37%(d)	409,692	7,403,134
DiamondRock Hospitality Co., 8.25%	385,056	10,338,754
Digital Realty Trust Inc.
Series C, 6.62%(d)	657,239	16,785,884
Series J, 5.25%(d)	652,869	17,092,110
Series K, 5.85%(d)	685,918	19,185,127
Series L, 5.20%(d)	1,118,970	30,547,881
Diversified Healthcare Trust
5.63%	1,211,081	28,557,290
6.25%	865,009	21,192,721
EPR Properties
Series C, 5.75%(d)	446,977	10,280,471
Series E, 9.00%(d)	282,298	8,942,071
Series G, 5.75%(d)	490,686	11,482,052
Equity Commonwealth, Series D, 6.50%(c)(d)	401,472	11,995,983
Farmland Partners Inc., Series B, 6.00%(d)(e)	476,094	12,183,246
Federal Realty Investment Trust, Series C, 5.00%(c)	489,657	12,667,427
Gladstone Land Corp., Series B, 6.00%(d)	488,429	12,235,146
Global Net Lease Inc., Series A, 7.25%	555,157	14,522,907
Hersha Hospitality Trust
Series D, 6.50%(d)	637,524	12,004,577
Series E, 6.50%(d)	326,415	6,164,347
iStar Inc.
Series D, 8.00%(d)	327,124	8,416,901
Series I, 7.50%(d)	413,043	10,338,466
Kimco Realty Corp.
Series L, 5.13%(d)	734,475	19,294,658
Series M, 5.25%(d)	763,860	20,326,315
Lexington Realty Trust, Series C, 6.50%(c)(d)	160,412	9,531,440
MFA Financial Inc., 8.00%	331,928	8,440,929

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp., Series C, 6.13%(d)	1,645,856	$41,310,986
National Retail Properties Inc., Series F, 5.20%(d)	1,118,970	28,858,236
National Storage Affiliates Trust, Series A, 6.00%(c)(d)	712,728	18,808,892
Office Properties Income Trust
5.88%	1,072,597	27,855,344
6.38%	560,507	14,842,225
Pebblebrook Hotel Trust
Series C, 6.50%(d)	408,905	10,165,378
Series D, 6.37%(d)	408,905	10,079,508
Series E, 6.37%(c)(d)	364,735	9,216,853
Series F, 6.30%(d)	495,444	11,984,790
Pennsylvania REIT
Series C, 7.20%(d)	351,294	3,600,764
Series D, 6.87%(d)	344,626	3,575,150
PS Business Parks Inc.
Series W, 5.20%(d)	619,501	16,255,706
Series X, 5.25%(d)	664,172	17,348,173
Series Y, 5.20%(d)	652,869	17,039,881
Series Z, 4.88%(d)	1,054,066	28,870,868
Public Storage
Series B, 5.40%(d)	973,018	24,393,561
Series C, 5.13%(d)	652,869	17,000,709
Series D, 4.95%(d)	1,054,066	27,458,419
Series E, 4.90%(d)	1,135,192	29,696,623
Series F, 5.15%	914,202	24,418,335
Series G, 5.05%(c)(d)	973,018	26,612,042
Series H, 5.60%	924,398	26,613,418
Series I, 4.88%(d)	1,025,697	28,381,036
Series J, 4.70%(d)	844,740	23,255,692
Series K, 4.75%(d)	750,990	21,283,057
Series L, 4.63%	1,832,542	49,735,190
Series M, 4.13%(d)	745,959	20,237,868
Series N, 3.88%(c)(d)	916,232	23,657,110
Series O, 3.90%(d)	486,524	12,455,014
QTS Realty Trust Inc.
Series A, 7.12%(c)(d)	354,241	9,805,391
Series B, 6.50%	256,424	36,386,566
Ready Capital Corp., 6.20%	334,117	8,349,584
RLJ Lodging Trust, Series A, 1.95%	1,044,352	26,526,541
Saul Centers Inc., Series E, 6.00%	360,577	8,495,194
SITE Centers Corp.
Series A, 6.37%(d)	54,029	1,301,018
Series K, 6.25%(d)	489,657	12,006,390
SL Green Realty Corp., Series I, 6.50%(d)	750,990	18,887,399
Spirit Realty Capital Inc., Series A, 6.00%(d)	563,489	15,174,759
Summit Hotel Properties Inc., Series E, 6.25%	522,686	11,776,116
Sunstone Hotel Investors Inc., Series E, 6.95%(d)	381,252	9,317,799
Taubman Centers Inc., Series K, 6.25%(d)	553,912	13,847,800
UMH Properties Inc.
Series C, 6.75%(d)	801,438	20,444,683
Series D, 6.37%(c)(d)	439,810	10,885,298
Urstadt Biddle Properties Inc.
Series H, 6.25%(d)	335,703	8,399,289
Series K, 5.88%(d)	321,632	8,002,204
VEREIT Inc., Series F, 6.70%(d)	1,508,248	37,932,437
Vornado Realty Trust
Series K, 5.70%(d)	979,797	24,651,693
Series L, 5.40%(d)	973,018	24,500,593
Series M, 5.25%(d)	1,036,295	27,316,736

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series N, 5.25%(d)	970,073	$25,881,548
Washington Prime Group Inc., Series H, 7.50%(c)(d)	326,321	4,898,078

		1,568,763,609

Food Products — 1.1%
CHS Inc. 8.00%	995,081	29,752,922
Series 1, 7.88%	1,739,966	50,076,221
Series 2, 7.10%(b)	1,362,240	37,870,272
Series 3, 6.75%(b)(c)	1,597,376	44,614,712
Series 4, 7.50%	1,678,424	49,630,998

		211,945,125

Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%(c)	380,639	9,725,327
South Jersey Industries Inc.
5.63%	414,168	10,685,534
7.25%(a)	297,654	10,626,248
Spire Inc., Series A, 5.90%	816,081	22,638,087

		53,675,196

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co., Series B, 6.00%(a)	2,797,394	154,220,332
Boston Scientific Corp., Series A, 5.50%(a)(c)	815,909	89,399,149
Danaher Corp.
Series A, 4.75%(a)	133,805	203,067,820
Series B, 5.00%(a)	139,492	181,493,041

		628,180,342

Health Care Technology — 0.1%
Change Healthcare Inc., 6.00%(a)	306,994	19,666,036

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(a)	175,805	15,760,918

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Partners LP, Series 17, 5.25%	652,867	17,810,212

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%	524,782	10,390,684

Insurance — 10.8%
AEGON Funding Co. LLC, 5.10%	3,200,608	88,272,769
Aegon NV, Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(b)	865,009	22,005,829
Allstate Corp. (The)
5.10%(b)	1,730,065	47,697,892
Series G, 5.63%	1,864,940	52,908,348
Series H, 5.10%	3,729,849	104,249,280
Series I, 4.75%	973,018	26,835,836
American Equity Investment Life Holding Co.
Series A, 5.95%(b)	1,192,071	31,017,687
Series B, 6.63% (5 year CMT + 6.297%)(b)	894,035	24,371,394
American Financial Group Inc./OH
4.50%	692,066	19,287,879
5.13%	692,066	19,197,911
5.63%	519,015	14,926,871
5.88%	432,543	12,444,262
American International Group Inc., Series A, 5.85%	1,621,717	45,699,985
Arch Capital Group Ltd.
Series E, 5.25%	1,459,542	37,889,710
Series F, 5.45%	1,070,319	28,363,454
Argo Group International Holdings Ltd., 7.00% (5 year CMT + 6.712%)(b)	489,657	13,460,671

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Argo Group U.S. Inc., 6.50%	297,654	$7,596,130
Aspen Insurance Holdings Ltd.
5.63%	816,081	21,699,594
5.63%	816,081	21,430,287
5.95%(b)	898,190	23,505,632
Assurant Inc.
5.25%	864,978	23,665,798
Series D, 6.50%(a)	233,121	30,270,762
Assured Guaranty Municipal Holdings Inc.
5.60%	206,224	5,248,401
6.25%	474,345	12,233,358
6.88%	206,224	5,392,758
Athene Holding Ltd.
Series A, 6.35%(b)	2,799,021	81,675,433
Series B, 5.63%	1,118,970	30,156,241
Series C, 6.38% (5 year CMT + 5.970%)(b)	1,946,101	54,374,062
Series D, 4.88%	1,859,267	46,955,788
Axis Capital Holdings Ltd., Series E, 5.50%	1,783,891	46,202,777
Brighthouse Financial Inc.
6.25%	1,297,522	36,849,625
Series A, 6.60%	1,378,416	38,319,965
Series B, 6.75%	1,305,455	37,048,813
Series C, 5.38%	1,864,940	50,204,185
CNO Financial Group Inc., 5.13%	517,496	13,553,220
Enstar Group Ltd.
Series D, 7.00%(b)	1,297,367	36,637,644
Series E, 7.00%	364,197	10,011,776
Global Indemnity Group LLC, 7.88%	429,889	11,220,103
Globe Life Inc., 6.13%	1,038,030	28,182,515
Hartford Financial Services Group Inc. (The)
7.88%(b)	2,076,029	57,319,161
Series G, 6.00%	1,118,970	32,438,940
Maiden Holdings Ltd.
6.63%	227,807	4,699,658
Series A, 8.25%	496,294	5,444,345
Series C, 7.13%	546,316	5,730,855
Series D, 6.70%	486,091	5,172,008
Maiden Holdings North America Ltd., 7.75%	315,766	6,839,492
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)	1,946,066	49,916,593
Series E, 5.63%	2,610,910	73,810,426
Series F, 4.75%	3,243,356	88,219,283
National General Holdings Corp.
7.63%	331,381	8,400,508
Series B, 7.50%	533,532	13,423,665
Series C, 7.50%	652,869	16,811,377
PartnerRe Ltd.
Series G, 6.50%	523,882	13,442,812
Series H, 7.25%	959,694	24,606,554
Series I, 5.88%	597,604	15,286,710
Prudential Financial Inc.
4.13%	1,730,065	45,812,121
5.63%	1,954,990	55,756,315
Prudential PLC
6.50%	1,038,029	29,988,658
6.75%	865,009	24,765,208
Reinsurance Group of America Inc.
5.75%(b)	1,383,993	40,025,078
6.20%(b)	1,383,993	38,059,807

Security	Shares	Value

Insurance (continued)
RenaissanceRe Holdings Ltd.
Series E, 5.38%	898,190	$22,724,207
Series F, 5.75%	808,394	22,974,557
Selective Insurance Group Inc., Series B, 4.60%	646,715	16,575,305
Unum Group, 6.25%	1,038,030	28,701,529
W R Berkley Corp., 4.25%	865,009	22,732,437
WR Berkley Corp. 5.10%	1,038,030	27,954,148
5.70%	640,162	17,918,134
5.75%	1,003,494	25,729,586
5.90%	380,639	9,717,714

		2,112,061,836

Internet & Direct Marketing Retail — 1.2%
eBay Inc., 6.00%	2,595,044	68,457,261
Qurate Retail Inc., 8.00%(c)	1,013,581	100,344,519
QVC Inc.
6.25%	1,730,918	44,086,481
6.38%	778,538	20,164,134

		233,052,395

IT Services — 0.2%
Sabre Corp., 6.50%(a)	270,818	42,567,173

Leisure Products — 0.2%
Brunswick Corp./DE 6.38%	476,205	12,914,680
6.50%	383,056	10,273,562
6.63%	258,841	7,014,591

		30,202,833

Life Sciences Tools & Services — 0.8%
Avantor Inc., Series A, 6.25%(a)	1,678,424	149,228,678

Machinery — 1.3%
Colfax Corp., 5.75%(a)(c)	397,868	64,271,597
Fortive Corp., Series A, 5.00%(a)	113,524	113,929,280
Stanley Black & Decker Inc., 5.25%(a)	641,369	71,730,709

		249,931,586

Marine — 0.5%
Altera Infrastructure LP
Series A, 7.25%	490,686	10,613,538
Series B, 8.50%	400,238	9,049,381
Series E, 8.88%(b)	397,584	8,905,882
Atlas Corp.
Series D, 7.95%	422,635	10,743,382
Series E, 8.25%	446,489	11,492,627
Series G, 8.20%	636,912	16,336,793
Series H, 7.88%	736,922	18,762,034
Series I, 8.00%(b)	494,957	12,472,916

		98,376,553

Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%	587,777	16,734,011

Metals & Mining — 1.2%
ArcelorMittal SA, 5.50%(a)	4,053,145	224,503,702
Hillman Group Capital Trust, 11.60%(c)	223,656	6,470,368

		230,974,070
Mortgage Real Estate Investment — 3.4%
AG Mortgage Investment Trust Inc.
Series B, 8.00%(d)	381,209	7,601,307
Series C, 8.00%(b)(d)	381,204	7,410,606

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
AGNC Investment Corp.
Series C, 7.00%(b)(d)	938,573	$23,924,226
Series D, 6.88%(b)(d)	767,524	19,088,322
Series E, 6.50%(b)(d)	1,305,455	32,257,793
Series F, 6.13%(b)(d)	1,864,940	44,553,417
Annaly Capital Management Inc.
Series F, 6.95%(b)(d)	2,335,211	58,964,078
Series G, 6.50%(b)(d)	1,378,416	33,950,386
Series I, 6.75%(b)(d)	1,435,232	36,727,587
ARMOUR Residential REIT Inc., Series C, 7.00%(d)	438,533	10,765,985
Capstead Mortgage Corp., Series E, 7.50%(d)	843,096	20,731,731
Chimera Investment Corp.
Series A, 8.00%(c)(d)	473,625	11,414,362
Series B, 8.00%(b)(d)	1,061,403	24,189,374
Series C, 7.75%(b)(d)	849,130	18,544,999
Series D, 8.00%(b)(d)	652,869	14,474,106
Dynex Capital Inc., Series C, 6.90%(b)(d)	367,328	9,061,982
Ellington Financial Inc., 6.75%(b)(d)	376,359	8,584,749
Great Ajax Corp., 7.25%(a)	245,970	6,004,128
Invesco Mortgage Capital Inc.
Series A, 7.75%(d)	463,804	11,660,032
Series B, 7.75%(b)(d)	506,171	12,320,202
Series C, 7.50%(b)(d)	938,994	22,535,856
MFA Financial Inc.
Series B, 7.50%(d)	652,869	15,792,901
Series C, 6.50%(b)(d)	898,190	18,790,135
New Residential Investment Corp.
Series A, 7.50%(b)(d)	506,919	12,444,861
Series B, 7.13%(b)(d)	922,479	21,669,032
Series C, 6.38%(b)(d)	1,305,455	27,714,810
New York Mortgage Trust Inc.
Series D, 8.00%(b)(d)	505,587	11,491,992
Series E, 7.87%(b)(d)	605,189	13,392,832
PennyMac Mortgage Investment Trust
Series A, 8.12%(b)(d)	371,853	9,389,288
Series B, 8.00%(b)(d)	636,838	15,920,950
Ready Capital Corp., 7.00%	238,141	5,815,403
Two Harbors Investment Corp.
Series A, 8.12%(b)(d)	475,939	11,850,881
Series B, 7.62%(b)(d)	938,994	22,432,567
Series C, 7.25%(b)(d)	963,282	22,010,994
Series E, 7.50%(d)	652,869	15,668,856

		659,150,730

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%(c)	414,168	10,246,516

Multi-Utilities — 2.8%
Brookfield Infrastructure Partners LP, Series 13, 5.13%	652,869	17,405,488
CenterPoint Energy Inc., Series B, 7.00%(a)	1,585,182	64,675,426
Dominion Energy Inc., Series A, 7.25%(a)	1,392,701	139,729,691
DTE Energy Co., 6.25%(a)	1,983,311	95,476,591
NiSource Inc., Series B, 0.00%	1,621,717	46,202,717
Sempra Energy
Series A, 6.00%(a)	1,398,697	139,534,013
Series B, 6.75%(a)	466,243	48,363,386

		551,387,312

Oil, Gas & Consumable Fuels — 1.7%
DCP Midstream LP
Series B, 7.88%(b)	527,855	11,206,362

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Series C, 7.95%(b)	364,735	$7,878,276
El Paso Energy Capital Trust I, 4.75%	382,061	19,775,477
Enbridge Inc., Series B, 6.38%(b)	2,076,029	55,845,180
Energy Transfer Operating LP
Series C, 7.38%(b)	1,459,542	30,168,733
Series D, 7.63%(b)	1,443,289	30,742,056
Series E, 7.60%(b)	2,594,657	58,509,515
Golar LNG Partners LP, Series A, 8.75%	452,201	10,020,774
NGL Energy Partners LP, Series B, 9.00%(b)	1,027,233	12,018,626
NuStar Energy LP
Series A, 8.50%(b)	739,593	14,799,256
Series B, 7.63%(b)	1,257,161	22,603,755
Series C, 9.00%(b)	563,489	11,833,269
NuStar Logistics LP, 6.97% (3 mo. LIBOR US + 6.734%)(b)	1,392,701	29,915,218
Teekay LNG Partners LP 9.00%	412,543	10,643,609
Series B, 8.50%(b)	555,232	13,853,039

		339,813,145

Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.00%(a)	951,558	46,474,093

Real Estate Management & Development — 0.3%
Brookfield Property Partners LP
Series A, 5.75%	938,994	20,094,472
Series A-1, 6.50%	600,676	14,061,825
Series A2, 6.38%	816,081	18,924,918

		53,081,215

Road & Rail — 0.1%
GATX Corp., 5.63%	517,294	13,718,637

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Inc., Series A, 8.00%(a)	324,350	461,378,144

Software — 0.1%
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(b)	480,420	12,274,731
Series D, 2.13% (30 Year CMT + 0.940%)(b)	567,365	14,496,176

		26,770,907

Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	248,476	6,293,897
8.00%	327,124	8,335,120
8.25%	363,369	9,694,685

		24,323,702

Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp.
Series D, 5.70%	330,650	8,980,454
Series F, 5.25%	392,019	10,666,837
Merchants Bancorp./IN, Series B, 6.00%(b)	408,031	10,833,223
New York Community Bancorp Inc., Series A, 6.38%(b)	1,670,367	47,872,718
New York Community Capital Trust V, 6.00%(a)	150,105	6,882,315

		85,235,547

Trading Companies & Distributors — 0.6%
Air Lease Corp., Series A, 6.15%(b)	816,081	21,381,322
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%(b)	376,359	8,554,640
Triton International Ltd./Bermuda
6.88%	473,643	12,868,880

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
7.38%	570,273	$15,625,480
8.00%	466,212	12,457,185
WESCO International Inc., Series A, 10.63%(b)	1,747,091	54,596,594

		125,484,101

Water Utilities — 0.3%
Essential Utilities Inc., 6.00%(a)	838,267	51,989,319

Wireless Telecommunication Services — 0.5%
U.S. Cellular Corp., 6.95%(c)	708,118	17,872,898
United States Cellular Corp.
5.50%	1,031,273	26,008,705
6.25%	1,035,303	27,487,295
7.25%	569,386	14,405,466
7.25%	621,198	15,691,461

		101,465,825

Total Preferred Stocks — 99.5% (Cost: $18,406,315,686)		19,410,395,712

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(f)(g)(h)	18,957,720	18,969,095
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	422,050,000	422,050,000

		441,019,095

Total Short-Term Investments — 2.3% (Cost: $440,995,377)		441,019,095

Total Investments in Securities — 101.8% (Cost: $18,847,311,063)		19,851,414,807

Other Assets, Less Liabilities — (1.8)%		(352,193,421)

Net Assets — 100.0%		$19,499,221,386

(a)	Convertible preferred stock.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$45,411,100	$—		$(26,491,529	)(a)	$34,142	$15,382	$18,969,095	18,957,720	$2,314,064	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	337,987,000	84,063,000	(a)	—		—	—	422,050,000	422,050,000	218,854		—
PennyMac Mortgage Investment Trust
Series A, 8.12%(c)	6,166,552	686,829		(615,122)		(209,147)	3,612,388	N/A	N/A	530,549		—
Series B, 8.00%(c)	9,998,647	3,024,268		(1,899,387)		(292,162)	5,164,274	N/A	N/A	903,464		—

						$(467,167)	$8,792,044	$441,019,095		$3,966,931		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Preferred Stocks	$19,410,395,712	$—	$—	$19,410,395,712
Money Market Funds	441,019,095	—	—	441,019,095

	$19,851,414,807	$—	$—	$19,851,414,807

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

8